TAXATION (Schedule of Rollforward of Valuation Allowances of Deferred Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance as of beginning of the year	$ (71,297)	$ (73,011)
Additions of valuation allowance	(4,433)	(9,868)
Utilization of deferred tax assets	2,651	8,595
Change in judgment about the realizability of deferred tax assets	455
Decrease relating to disposal of entities	16,447
Foreign currency translation adjustments	747	2,987
Balance as of end of the year	$ (55,430)	$ (71,297)